Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, plant and equipment
16.	Property, plant and equipment

	Land	Buildings and constructions	Operating machinery and equipment	Transportation vehicles	Other equipment	Construction- in-progress	Mining plant and equipment	Railway Ulak-Elga	Total
Cost
At December 31, 2014	3,122	73,577	114,942	30,902	1,299	102,538	14,109	—	340,489
Additions	—	417	1,052	508	29	4,249	719	—	6,974
Change in rehabilitation provision	—	49	—	—	—	—	232	—	281
Transfers	59	4,886	1,607	171	24	(78,565)	14	71,804	—
Disposals	(10)	(474)	(3,196)	(1,170)	(156)	(1,378)	(156)	—	(6,540)
Exchange differences	142	(190)	(174)	(12)	40	(8)	—	—	(202)

At December 31, 2015	3,313	78,265	114,231	30,399	1,236	26,836	14,918	71,804	341,002

Additions	—	504	1,428	549	25	5,027	542	—	8,075
Change in rehabilitation provision	—	346	—	—	—	—	(212)	—	134
Transfers	1	2,435	2,610	180	(209)	(8,393)	389	2,987	—
Disposals	(75)	(3,050)	(3,266)	(1,717)	(169)	(2,330)	(536)	—	(11,143)
Exchange differences	(190)	(841)	(675)	(120)	(61)	(6)	(1)	—	(1,894)

At December 31, 2016	3,049	77,659	114,328	29,291	822	21,134	15,100	74,791	336,174
Additions	6	363	1,531	3,124	45	5,767	1,576	0	12,412
Change in rehabilitation provision	0	141	0	0	0	0	(58)	0	83
Transfers	0	2,934	3,360	190	148	(7,011)	362	17	0
Disposals	(12)	(432)	(1,713)	(1,795)	(28)	(245)	(3)	0	(4,228)
Exchange differences	52	148	132	21	9	0	0	0	362

At December 31, 2017	3,095	80,813	117,638	30,831	996	19,645	16,977	74,808	344,803

Depreciation and impairment
At December 31, 2014	(130)	(30,910)	(67,122)	(13,808)	(979)	(17)	(3,224)	—	(116,190)
Depreciation charge	—	(5,008)	(5,627)	(2,745)	(56)	—	(218)	(334)	(13,988)
Disposals	9	396	2,619	1,092	146	16	54	—	4,332
Reversal of impairment/ (impairment)	67	(485)	1,331	6	(4)	(931)	—	—	(16)
Exchange differences	(5)	430	280	39	(40)	—	—	—	704

At December 31, 2015	(59)	(35,577)	(68,519)	(15,416)	(933)	(932)	(3,388)	(334)	(125,158)
Depreciation charge	—	(3,774)	(7,760)	(2,613)	(50)	—	(133)	(247)	(14,577)
Disposals	—	3,160	3,045	1,272	198	238	437	—	8,350
Reversal of impairment/ (impairment)	(224)	(260)	(215)	(98)	—	(887)	(16)	—	(1,700)
Exchange differences	32	546	550	86	52	(1)	(1)	—	1,264

At December 31, 2016	(251)	(35,905)	(72,899)	(16,769)	(733)	(1,582)	(3,101)	(581)	(131,821)
Depreciation charge	0	(3,747)	(7,315)	(2,222)	(72)	0	(245)	(235)	(13,836)
Disposals	0	302	1,611	1,720	22	127	1	7	3,790
Impairment	(37)	(876)	(2,174)	(454)	(5)	(278)	(1,067)	0	(4,891)
Exchange differences	(4)	(49)	(95)	(13)	(9)	0	0	0	(170)

At December 31, 2017	(292)	(40,275)	(80,872)	(17,738)	(797)	(1,733)	(4,412)	(809)	(146,928)

Net book value
At December 31, 2014	2,992	42,667	47,820	17,094	320	102,521	10,885	—	224,299

At December 31, 2015	3,254	42,688	45,712	14,983	303	25,904	11,530	71,470	215,844

At December 31, 2016	2,798	41,754	41,429	12,522	89	19,552	11,999	74,210	204,353

At December 31, 2017	2,803	40,538	36,766	13,093	199	17,912	12,565	73,999	197,875

According to the results of the impairment analysis of non-current assets, impairment losses of RUB 4,891 million, RUB 1,700 million and RUB 16 million were recognized by the Group for the years ended December 31, 2017, 2016 and 2015, respectively (Note 18).

Assets under construction

As of December 31, 2017 and 2016, construction-in-progress included advances issued for acquisition of property, plant and equipment in the amounts of RUB 342 million and RUB 430 million, respectively.

Property pledged to the banks as security

Certain property, plant and equipment assets have been pledged to secure bank loans and borrowings granted to the Group:

	December 31, 2017	December 31, 2016
Net book value	121,926	117,047

Finance leases

The Group leases operating machinery and equipment and transportation vehicles under a number of finance lease agreements. At the end of the term of the lease, the Group obtains ownership of the assets or has an option to purchase leased assets at a bargain price.

	December 31, 2017	December 31, 2016
Net book value — operating machinery and equipment	1,516	2,825
Net book value — transportation vehicles	9,690	9,265

Additions of operating machinery and equipment and transportation vehicles under finance lease during the year ended December 31, 2017 amounted to RUB 2,295 million (2016: RUB 386 million).

Capitalised borrowing costs

The amount of borrowing costs capitalised during the year ended December 31, 2017 was RUB 621 million (2016: RUB 1,015 million, 2015: RUB 1,954 million). The rate used to determine the amount of borrowing costs eligible for capitalisation was 9.70% (2016: 10.28%, 2015: 15.02%), which is the average rate of the eligible borrowings.